Information Related to Derivative Amounts Recognized in Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)	Mar. 31, 2013 INR (₨)
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	₨ (7,393.0)	$ (118.6)	₨ 119.5	₨ 241.9
Interest rate derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	(383.4)	(6.2)	(1,768.7)
Forward rate agreements
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	3.0	0.0	0.0
Currency options
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	303.0	4.9	250.0
Currency swaps
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	151.3	2.4	662.6
Forward exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	₨ (7,466.9)	$ (119.7)	₨ 975.6